SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment, Estimated Useful Lives (in years)	20 Years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives (in years)	10 Years	10
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives (in years)	5 Years	5
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives (in years)		20
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives (in years)	10 Years	10
Mature Seeds [Member]
Property, Plant and Equipment, Estimated Useful Lives (in years)	20 Years	20
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives (in years)	10 Years	10
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives (in years)	2.5 Years	2.5
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives (in years)	10 Years	10
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives (in years)	5 Years	5